Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Changes in Intangible Assets
The following table provides a summary of the Company’s intangible assets for the twelve months ended December 31, 2019 and 2018:

	Twelve Months Ended December 31, 2019
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$2.5	$—	$(0.6)	$—	$1.9
Agency Relationships	1.8	—	(0.6)	—	1.2
Renewal Rights	1.0	—	(0.1)	(0.9)	—
Non-compete Agreements	0.4	—	(0.2)	—	0.2
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$26.3	$—	$(1.5)	$(0.9)	$23.9

	Twelve Months Ended December 31, 2018
	Beginning of the Year	Additions/(Disposals)	Amortization	Impairment	End of the Year
	($ in millions)
Intangible Assets
Trademarks	$2.9	$—	$(0.4)	$—	$2.5
Agency Relationships	2.3	—	(0.5)	—	1.8
Renewal Rights	1.4	—	(0.4)	—	1.0
Non-compete Agreements	0.7	—	(0.3)	—	0.4
Insurance Licenses	16.7	—	—	—	16.7
Goodwill	3.9	—	—	—	3.9
Total	$27.9	$—	$(1.6)	$—	$26.3